Net Income Per Unit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Net Income Per Unit [Abstract]
Earnings per unit, basic and diluted

Basic net income per unit is derived by reducing net income for the 1% general partnership interest and dividing the remaining 99% by the basic weighted average number of units outstanding for each period. Diluted net income per unit is derived by reducing net income for the 1% general partnership interest and dividing the remaining 99% by the total of the basic weighted average number of units outstanding and the dilutive unit equivalents resulting from outstanding compensatory options to buy Holding Units as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(in thousands, except per unit amounts)
Net income attributable to AllianceBernstein Unitholders	$120,714	$74,185	$235,230	$161,463

Weighted average units outstanding—basic	278,209	277,820	277,999	277,833
Dilutive effect of compensatory options to buy Holding Units	1,251	—	1,111	—

Weighted average units outstanding—diluted	279,460	277,820	279,110	277,833

Basic net income per AllianceBernstein Unit	$0.43	$0.26	$0.84	$0.58

Diluted net income per AllianceBernstein Unit	$0.43	$0.26	$0.83	$0.58

Basic net income (loss) per unit is derived by reducing net income (loss) for the 1% general partnership interest and dividing the remaining 99% by the basic weighted average number of units outstanding for each year. Diluted net (loss) income per unit is derived by reducing net income (loss) for the 1% general partnership interest and dividing the remaining 99% by the total of the basic weighted average number of units outstanding and the dilutive unit equivalents resulting from outstanding compensatory options to buy Holding Units as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands, except per unit amounts)

Net income (loss) attributable to AllianceBernstein Unitholders	$188,916	$(174,768)	$442,419

Weighted average units outstanding—basic	277,721	278,018	275,415
Dilutive effect of compensatory options to buy Holding Units	1	—	1,639
Weighted average units outstanding—diluted	277,722	278,018	277,054

Basic net income (loss) per AllianceBernstein Unit	$0.67	$(0.62)	$1.59
Diluted net income (loss) per AllianceBernstein Unit	$0.67	$(0.62)	$1.58